Document And Entity Information	Mar. 21, 2023
Document Information [Line Items]
Entity, Registrant Name	PARK CITY GROUP, INC.
Document, Type	8-K
Document, Period End Date	Mar. 21, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-34941
Entity, Tax Identification Number	37-1454128
Entity, Address, Address Line One	5282 South Commerce Drive, Suite D292
Entity, Address, City or Town	Murray
Entity, Address, State or Province	UT
Entity, Address, Postal Zip Code	84107
City Area Code	435
Local Phone Number	645-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	PCYG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000050471